Note 21 - Financial Instruments - Maturity Analysis Schedule (Details) $ in Thousands	Dec. 31, 2024 CAD ($)
Suppliers [member]
Statement Line Items [Line Items]
Contractual obligations	$ 33,885
Suppliers [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual obligations	33,885
Suppliers [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Contractual obligations	0
Suppliers [member] | Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Contractual obligations	0
Suppliers [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual obligations	0
Accounts payable 1 [member]
Statement Line Items [Line Items]
Contractual obligations	13,048
Accounts payable 1 [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual obligations	13,048
Accounts payable 1 [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Contractual obligations	0
Accounts payable 1 [member] | Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Contractual obligations	0
Accounts payable 1 [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual obligations	0
Long-term borrowings [member]
Statement Line Items [Line Items]
Contractual obligations	251,730
Long-term borrowings [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual obligations	88,606
Long-term borrowings [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Contractual obligations	151,517
Long-term borrowings [member] | Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Contractual obligations	8,065
Long-term borrowings [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual obligations	3,542
Lease liabilities [member]
Statement Line Items [Line Items]
Contractual obligations	4,586
Lease liabilities [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual obligations	2,522
Lease liabilities [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Contractual obligations	1,728
Lease liabilities [member] | Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Contractual obligations	217
Lease liabilities [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual obligations	$ 119